Income Taxes - Schedule of income tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income taxes paid (refund) [abstract]
Expected tax rate	26.50%	26.54%
Earnings before income taxes	$ (115,159)	$ (552,512)
Expected tax benefit resulting from loss	(30,517)	(146,637)
Adjustments for the following items:
Tax rate differences	(652)	2,555
Permanent differences	8,696	48,965
Change in temporary differences for which no tax assets are recorded	22,148	89,094
True up and other	(72)	0
Income tax expenses	$ (397)	$ (6,023)